Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2021
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

Note 14. Net Loss Per Share Attributable to Common Stockholders

	Year Ended
(in thousands, except share and per share data)	December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(24,832)	$(25,335)
Denominator:
Weighted average number of common shares, basic and diluted	10,444,767	2,852,541
Net loss per common share attributable to common stockholders, basic and diluted	$(2.38)	$(8.88)

The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders:

	December 31,
	2021	2020
Options to purchase common stock	1,386,811	917,437
Restricted stock units	235,985	147,883
Total	1,622,796	1,065,320